Investment Portfolioas of May 31, 2023 (Unaudited)
DWS New York Tax-Free Income Fund
	Principal Amount ($)	Value ($)

Municipal Investments 99.1%
New York 97.4%
Albany, NY, Airport Authority Revenue:
Series B, AMT, 5.0%, 12/15/2025	1,400,000	1,435,060
Series B, AMT, 5.0%, 12/15/2026	500,000	519,285
Albany, NY, Capital Resource Corp., National Charter School Revenue, Equitable School Revolving Fund LLC:
Series D, 4.0%, 11/1/2046	1,500,000	1,352,932
Series D, 4.0%, 11/1/2051	1,000,000	877,692
Amherst, NY, Development Corp. Student Housing Facility Revenue, UBF Faculty- Student Housing Corp., Series A, 5.0%, 10/1/2045, INS: AGMC	1,000,000	1,051,594
Broome County, NY, Local Development Corp. Revenue, Good Shepherd Village, 4.0%, 1/1/2047	1,160,000	846,411
Broome County, NY, Local Development Corp. Revenue, United Health Services Hospitals, Inc., Project, 4.0%, 4/1/2050, INS: AGMC	1,250,000	1,130,397
Buffalo & Erie County, NY, Industrial Land Development Corp., D'Youville College Project:
Series A, 4.0%, 11/1/2040	1,000,000	917,992
Series A, 4.0%, 11/1/2045	1,000,000	881,036
City of Long Beach, NY, General Obligation, Series B, 5.25%, 7/15/2042, INS: BAM	650,000	687,516
Dutchess County, NY, Local Development Corp. Revenue, Culinary Institute Of America Project:
4.0%, 7/1/2036	200,000	188,441
4.0%, 7/1/2037	200,000	184,931
4.0%, 7/1/2038	200,000	182,374
Dutchess County, NY, Local Development Corp. Revenue, Marist College Project, 5.0%, 7/1/2043	3,000,000	3,119,771
Dutchess County, NY, Local Development Corp., Bard College Project, Series A, 144A, 5.0%, 7/1/2051	1,300,000	1,286,778
Hempstead Town, NY, Local Development Corp. Revenue, Molloy College Project, 5.0%, 7/1/2048	745,000	751,257
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/1/2035, GTY: Goldman Sachs Group, Inc.	5,000,000	5,604,188
Long Island, NY, Electric System Revenue, Power Authority:
5.0%, 9/1/2039	1,000,000	1,072,963
5.0%, 9/1/2047	500,000	527,549
Long Island, NY, Power Authority, Series B, 5.0%, 9/1/2036	1,000,000	1,049,843
Monroe County, NY, Industrial Development Agency School Facility Revenue, Rochester City School District Modernization Project, 5.0%, 5/1/2027	1,500,000	1,618,521
Monroe County, NY, Industrial Development Corp. Revenue, Rochester Regional Health Projects, Series A, 4.0%, 12/1/2046	1,000,000	850,582
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	1,500,000	1,122,836
Monroe County, NY, Industrial Development Corp. Revenue, True North Rochester Preparatory Charter School Project, Series A, 144A, 5.0%, 6/1/2050	1,000,000	980,219
Monroe County, NY, Industrial Development Corp. Revenue, University of Rochester, Series A, 4.0%, 7/1/2050	1,000,000	943,958
Monroe County, NY, State General Obligation, 4.0%, 6/1/2029, INS: BAM	2,000,000	2,065,527
New York, Brookhaven Local Development Corp. Revenue, Jefferson's Ferry Project, 5.25%, 11/1/2036	1,200,000	1,212,252

New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	1,500,000	1,504,857
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2042	1,490,000	1,551,845
New York, Build New York City Resource Corp. Revenue, Academic Leadership Charter School Project, 4.0%, 6/15/2036	720,000	668,132
New York, Build New York City Resource Corp. Revenue, Classical Charter School Project, Series A, 4.75%, 6/15/2053	850,000	795,979
New York, Build New York City Resource Corp. Revenue, East Harlem Scholars Obligated Group, 144A, 5.75%, 6/1/2042	1,000,000	1,023,677
New York, Build New York City Resource Corp. Revenue, KIPP NYC Public School Facilities, 5.25%, 7/1/2052	1,000,000	1,019,778
New York, Build New York City Resource Corp. Revenue, New Dawn Charter School Project, 144A, 5.75%, 2/1/2049	1,000,000	925,595
New York, Build New York City Resource Corp. Revenue, The Children's Aid Society Project, 4.0%, 7/1/2049	1,000,000	932,916
New York, Build New York City Resource Corp., Solid Waste Disposal Revenue, Pratt Paper, Inc. Project, 144A, AMT, 5.0%, 1/1/2035	750,000	758,828
New York, Genesee County Funding Corp., Rochester Regional Health Obligation, Series A, 5.25%, 12/1/2052	1,500,000	1,521,728
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	2,260,000	2,369,152
New York, Hudson Yards Infrastructure Corp., Series A, 5.0%, 2/15/2039	2,000,000	2,094,304
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, “2”, 2.8%, 9/15/2069	2,750,000	2,496,551
New York, Metropolitan Transportation Authority Revenue:
Series 2012-G1, 4.0% (a), 6/1/2023, LOC: Barclays Bank PLC	950,000	950,000
Series E-1, 4.0% (a), 6/1/2023, LOC: Barclays Bank PLC	4,150,000	4,150,000
Series B, 4.0%, 11/15/2034	3,500,000	3,471,255
Series D, 5.0%, 11/15/2043	1,000,000	1,031,998
Series A-2, 5.0% (b), 11/15/2045	2,665,000	2,857,582
New York, New York State Dormitory Authority Revenue, State University:
Series A, 5.0%, 7/1/2048	1,145,000	1,204,620
Series A, Prerefunded, 5.0%, 7/1/2048	855,000	944,060
New York, New York State Dormitory Authority Revenue, Yeshiva University, Series A, 5.0%, 7/15/2037	1,500,000	1,546,257
New York, State Dormitory Authority Revenue, Non State Supported Debt, St. Joseph's College:
Series A, 4.0%, 7/1/2031	500,000	490,890
Series A, 4.0%, 7/1/2032	500,000	488,295
Series A, 4.0%, 7/1/2033	500,000	485,487
Series A, 4.0%, 7/1/2035	500,000	477,463
Series A, 5.0%, 7/1/2030	500,000	528,605
New York, State Dormitory Authority Revenue, Non State Supported Debt, Teacher's College, 5.0%, 7/1/2052	1,500,000	1,608,430
New York, State Dormitory Authority Revenue, Non-State Supported Debt:
Series A, 5.0%, 1/15/2026	1,095,000	1,146,940
Series A, 5.0%, 7/1/2049	3,000,000	3,190,430
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Iona College, Series A, 5.0%, 7/1/2051	500,000	507,876
New York, State Dormitory Authority Revenue, Non-Supported Debt, Columbia University, Series A, 5.0%, 10/1/2047	2,400,000	2,829,769
New York, State Dormitory Authority Revenue, Rockefeller University, Series A, 4.0%, 7/1/2042	3,000,000	2,898,941
New York, State Dormitory Authority Revenue, Wagner College, 5.0%, 7/1/2047	2,000,000	2,004,497
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System, Series A, 5.0%, 5/1/2030	1,500,000	1,550,157
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Northwell Health System, Series A, 5.0%, 5/1/2052	1,000,000	1,047,867
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center, Series A, 5.0%, 7/1/2033	360,000	375,860

New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rochester Institute of Technology, Series A, 5.0%, 7/1/2049	1,250,000	1,313,419
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program, Series C, 5.0%, 10/1/2031, INS: AGC	20,000	20,026
New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Dormitory Facilities:
Series A, 5.0%, 7/1/2036	1,745,000	1,867,503
Series A, 5.0%, 7/1/2038	1,000,000	1,059,704
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School, Series A, 4.0%, 7/1/2052	1,500,000	1,311,824
New York, State Dormitory Authority, Non-State Supported Debt, Series A, 5.25%, 10/1/2050, INS: AGMC (c)	1,100,000	1,202,169
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 4.0%, 3/15/2049	1,500,000	1,453,029
Series A, 5.0%, 3/15/2045	2,835,000	3,000,779
New York, State Housing Finance Agency Revenue, 15 Hudson Yards Housing, Series A, 1.65%, 5/15/2039	1,769,181	1,232,558
New York, State Liberty Development Corp. Revenue, A World Trade Center Project:
Series A, 1.9%, 11/15/2031	200,000	169,179
Series A, 3.0%, 9/15/2043	2,000,000	1,613,856
Series A, 3.5%, 9/15/2052	1,000,000	754,139
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 221, AMT, 3.5%, 10/1/2032	665,000	645,160
New York, State Power Authority Revenue, Series A, 4.0%, 11/15/2055	865,000	830,214
New York, State Power Authority Revenue Green Transmission Project:
Series A, 4.0%, 11/15/2040, INS: AGMC	665,000	658,651
Series A, 4.0%, 11/15/2041, INS: AGMC	585,000	578,482
Series A, 4.0%, 11/15/2042, INS: AGMC	335,000	329,050
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligated, Junior Lien, Series A, 4.0%, 1/1/2038	500,000	500,340
New York, State Transportation Development Corp. Exempt Facility Revenue, State Thruway Services Area Project, AMT, 4.0%, 10/31/2041	500,000	447,569
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 4.0%, 10/1/2030	1,000,000	995,556
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project, AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	1,000,000	869,073
New York, State Transportation Development Corp., Special Facilities Revenue, LaGuardia Airport C & D Redevelopment, AMT, 4.375%, 10/1/2045	1,100,000	1,043,536
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project:
Series A, AMT, 5.0%, 12/1/2034	105,000	111,094
Series A, AMT, 5.0%, 12/1/2036	275,000	287,171
AMT, 5.0%, 12/1/2041	1,525,000	1,572,864
New York, State Urban Development Corp. Personal Income Tax Revenue:
Series E, 3.0%, 3/15/2048	2,000,000	1,520,216
Series A, 4.0%, 3/15/2049	3,000,000	2,901,464
New York, Transportation Development Corp. Special Facility Revenue, Series C, 5.0%, 12/1/2035	575,000	624,358
New York, Triborough Bridge & Tunnel Authority Revenue:
Series A-1, 4.0%, 5/15/2046	1,000,000	960,101
Series A, 5.0%, 11/15/2056	1,000,000	1,057,831
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels:
Series B, 5.0%, 5/15/2030	1,000,000	1,148,118
Series C, 5.0%, 5/15/2047	3,000,000	3,242,983
Series A, 5.0%, 11/15/2049	660,000	703,926
New York, TSASC, Inc., Series B, 5.0%, 6/1/2048	1,500,000	1,389,180
New York City, NY, General Obligation, Series A-1, 5.0%, 9/1/2042	1,000,000	1,094,451
New York City, NY, Industrial Development Agency, Pilot Revenue, Yankee Stadium Project, Series A, 4.0%, 3/1/2045, INS: AGMC	1,000,000	940,370

New York City, NY, Municipal Water Finance Authority Revenue, Series DD, 5.25%, 6/15/2046	2,000,000	2,251,741
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series EE-2, 3.95% (a), 6/1/2023, LIQ: State Street B&T Co.	400,000	400,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B1, 5.0%, 11/1/2040	4,000,000	4,045,159
Series E-1, 5.0%, 11/1/2040	3,000,000	3,341,061
Series E-1, 5.0%, 11/1/2041	1,000,000	1,108,915
Series F-1, 5.0%, 2/1/2043	585,000	638,173
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2035	1,000,000	1,077,645
New York Counties, NY, Tobacco Settlement Pass-Through Trust, Series A-2B, 5.0%, 6/1/2045	2,000,000	1,885,460
New York, NY, General Obligation:
Series B-1, 5.0%, 12/1/2034	2,800,000	2,975,280
Series B, 5.25%, 10/1/2043	1,000,000	1,123,806
Series D-1, 5.5%, 5/1/2044	285,000	324,451
Niagara County, NY, Frontier Transportation Authority, Buffalo Niagara International Airport:
Series A, AMT, 5.0%, 4/1/2037	335,000	348,651
Series A, AMT, 5.0%, 4/1/2038	600,000	623,014
Onondaga, NY, Civic Development Corp. Revenue, Le Moyne College Project:
Series B, 4.0%, 7/1/2039	325,000	298,617
Series B, 4.0%, 7/1/2040	290,000	263,651
5.0%, 7/1/2046	450,000	454,318
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, Series A, 5.7%, 1/1/2028 (d)	1,400,000	1,050,000
Oyster Bay, NY, State General Obligation, 4.0%, 2/15/2026	2,000,000	2,043,324
Port Authority of New York & New Jersey:
Series 195, AMT, 5.0%, 10/1/2026	1,125,000	1,171,599
Series 207, AMT, 5.0%, 9/15/2031	3,500,000	3,703,721
Series 197, AMT, 5.0%, 11/15/2034	3,000,000	3,099,502
Port Authority of New York & New Jersey, One Hundred Ninety-Third, AMT, 5.0%, 10/15/2035	3,000,000	3,053,653
Suffolk County, NY, General Obligation, Series A, 5.0%, 6/15/2034	525,000	610,490
Suffolk County, NY, Tobacco Asset Securitization Corp., Series A-2, 4.0%, 6/1/2050	1,000,000	886,562
Tompkins County, NY, Development Corp. Revenue, Ithaca College, 5.0%, 7/1/2038	2,865,000	2,903,312
Triborough, NY, Bridge & Tunnel Authority Revenues, Series B, 5.0%, 5/15/2031	1,000,000	1,166,923
Triborough, NY, Bridge & Tunnel Authority Sales Tax Revenue, Series A, 5.0%, 5/15/2045	3,000,000	3,269,066
Triborough, NY, Triborough Bridge & Tunnel Authority Revenue, Series A, 5.0%, 11/15/2038	1,000,000	1,123,413
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2030	405,000	446,819
Series A, 5.0%, 9/1/2031	1,855,000	2,038,985
Westchester County, NY, Tobacco Asset Securitization, Series B, 5.0%, 6/1/2041	2,750,000	2,809,572
Western Nassau County, NY, Water Authority:
Series A, 4.0%, 4/1/2046	300,000	290,899
Series A, 4.0%, 4/1/2051	600,000	575,275
Yonkers, NY, Economic Development Corp., Educational Revenue, Charter School of Educational Excellence Project:
Series A, 5.0%, 10/15/2049	640,000	571,227
Series A, 5.0%, 10/15/2050	325,000	289,118
Series A, 5.0%, 10/15/2054	465,000	409,077
Yonkers, NY, General Obligation, Series F, 5.0%, 11/15/2038, INS: BAM	600,000	672,446
Yonkers, NY, Industrial Development Agency, New Community School Project, 4.0%, 5/1/2046	2,655,000	2,478,165
		181,185,559

Guam 0.7%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	145,000	145,627
Guam, International Airport Authority Revenue:
Series A, 3.839%, 10/1/2036	400,000	321,071
Series C, AMT, 6.375%, 10/1/2043	155,000	156,264
Series C, AMT, Prerefunded, 6.375%, 10/1/2043	165,000	166,346
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	210,000	214,860
Series A, 5.0%, 10/1/2038	190,000	194,069
Series A, 5.0%, 10/1/2040	135,000	137,545
		1,335,782
Puerto Rico 1.0%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	415,135	347,715
Series A1, 4.0%, 7/1/2046	515,217	416,585
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group Project, 5.0%, 7/1/2033	425,000	463,319
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2046	2,400,000	648,597
		1,876,216
Total Municipal Investments (Cost $195,034,459)		184,397,557

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $195,034,459)	99.1	184,397,557
Other Assets and Liabilities, Net	0.9	1,583,698
Net Assets	100.0	185,981,255
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of May 31, 2023.
Date shown reflects the earlier of demand date or stated maturity date.

(b)
Variable or floating rate security. These securities are shown at their current rate as of May 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	When-issued security.
(d)	Defaulted security or security for which income has been deemed uncollectible.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured

LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$184,397,557	$—	$184,397,557
Total	$—	$184,397,557	$—	$184,397,557

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DNYTF-PH3
R-080548-2 (1/25)